Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000016870
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,883	$ 10,914	$ 11,025	$ 11,026	$ 10,996	$ 11,017	$ 10,780	$ 10,304	$ 10,395	$ 10,624	$ 10,725	$ 10,708	$ 10,641	$ 10,743	$ 10,745	$ 10,562	$ 10,789	$ 10,510	$ 10,504	$ 10,127	$ 10,200	$ 10,535	$ 10,755	$ 10,529	$ 10,661	$ 10,542	$ 10,820	$ 11,139	$ 11,204	$ 11,474	$ 11,477	$ 11,409	$ 11,447	$ 11,542	$ 11,579	$ 11,501	$ 11,478	$ 11,437	$ 11,347	$ 11,305	$ 11,479	$ 11,409	$ 11,352	$ 11,214	$ 11,246	$ 11,249	$ 11,291	$ 11,135	$ 11,034	$ 10,728	$ 10,888	$ 11,273	$ 11,163	$ 11,000	$ 10,976	$ 10,977	$ 10,970	$ 11,054	$ 10,928	$ 10,857	$ 10,821	$ 10,686	$ 10,668	$ 10,542	$ 10,487	$ 10,416	$ 10,322	$ 10,233	$ 10,306	$ 10,370	$ 10,363	$ 10,348	$ 10,350	$ 10,272	$ 10,319	$ 10,304	$ 10,341	$ 10,442	$ 10,381	$ 10,472	$ 10,475	$ 10,531	$ 10,464	$ 10,424	$ 10,470	$ 10,351	$ 10,284	$ 10,270	$ 10,219	$ 10,180	$ 10,097	$ 10,440	$ 10,522	$ 10,570	$ 10,575	$ 10,580	$ 10,455	$ 10,477	$ 10,430	$ 10,409	$ 10,412	$ 10,296	$ 10,249	$ 10,235	$ 10,205	$ 10,148	$ 10,144	$ 10,080	$ 10,109	$ 10,157	$ 10,204	$ 10,192	$ 10,297	$ 10,149	$ 10,120	$ 10,124	$ 10,077	$ 10,087	$ 9,989	$ 9,982	$ 10,000
C000016871
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,029	12,041	12,153	12,144	12,113	12,126	11,844	11,312	11,402	11,655	11,756	11,717	11,645	11,745	11,738	11,529	11,757	11,453	11,427	11,018	11,077	11,442	11,660	11,405	11,539	11,401	11,692	12,025	12,086	12,378	12,360	12,287	12,307	12,399	12,428	12,344	12,310	12,255	12,148	12,093	12,260	12,184	12,103	11,956	11,970	11,974	11,997	11,832	11,706	11,381	11,532	11,938	11,804	11,621	11,586	11,578	11,561	11,649	11,507	11,422	11,366	11,224	11,186	11,044	10,988	10,894	10,788	10,686	10,752	10,810	10,804	10,779	10,772	10,682	10,713	10,698	10,727	10,823	10,750	10,826	10,821	10,878	10,800	10,740	10,779	10,657	10,579	10,556	10,496	10,447	10,353	10,695	10,770	10,810	10,806	10,802	10,666	10,679	10,613	10,593	10,587	10,452	10,404	10,381	10,342	10,276	10,254	10,190	10,211	10,250	10,280	10,268	10,357	10,200	10,162	10,158	10,110	10,113	10,005	9,990	10,000
C000016867
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,423	11,437	11,546	11,540	11,502	11,517	11,262	10,758	10,846	11,089	11,177	11,152	11,076	11,174	11,170	10,972	11,202	10,915	10,892	10,505	10,563	10,903	11,124	10,883	11,013	10,884	11,164	11,484	11,545	11,826	11,811	11,734	11,766	11,856	11,887	11,799	11,768	11,718	11,628	11,568	11,740	11,670	11,594	11,456	11,472	11,478	11,503	11,337	11,228	10,919	11,066	11,458	11,331	11,158	11,127	11,122	11,107	11,194	11,060	10,981	10,929	10,795	10,761	10,627	10,565	10,487	10,387	10,290	10,357	10,415	10,410	10,389	10,384	10,291	10,331	10,309	10,348	10,442	10,374	10,449	10,446	10,495	10,431	10,375	10,415	10,299	10,226	10,205	10,149	10,095	10,015	10,340	10,423	10,455	10,453	10,451	10,330	10,337	10,283	10,265	10,262	10,133	10,088	10,060	10,024	9,971	9,952	9,891	9,905	9,953	9,985	9,967	10,064	9,914	9,879	9,876	9,832	9,828	9,734	9,722	9,725
C000016872
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,202,320	1,204,700	1,215,924	1,215,006	1,210,747	1,212,102	1,184,980	1,131,692	1,140,746	1,166,031	1,175,049	1,172,193	1,163,901	1,173,976	1,173,295	1,152,340	1,176,212	1,145,848	1,143,175	1,101,237	1,108,147	1,143,642	1,166,504	1,140,994	1,154,392	1,140,591	1,169,689	1,203,033	1,209,166	1,237,270	1,236,508	1,228,196	1,231,263	1,240,405	1,243,374	1,233,923	1,230,473	1,224,978	1,215,344	1,208,801	1,226,506	1,218,933	1,210,782	1,196,122	1,197,518	1,197,854	1,200,253	1,182,705	1,171,045	1,138,616	1,153,654	1,194,324	1,180,857	1,162,581	1,159,059	1,158,265	1,156,538	1,165,361	1,151,131	1,141,700	1,137,020	1,121,865	1,119,052	1,104,880	1,098,260	1,089,875	1,079,220	1,068,971	1,076,608	1,081,452	1,080,787	1,078,268	1,077,574	1,068,594	1,071,649	1,070,126	1,073,094	1,082,631	1,075,354	1,082,950	1,082,374	1,088,127	1,080,306	1,074,319	1,078,252	1,065,995	1,058,229	1,055,909	1,049,899	1,044,976	1,035,590	1,069,801	1,077,336	1,081,300	1,080,887	1,080,475	1,066,809	1,068,148	1,061,552	1,059,434	1,058,888	1,045,338	1,040,502	1,038,241	1,034,296	1,027,721	1,025,539	1,019,066	1,021,184	1,025,145	1,028,224	1,027,015	1,035,924	1,020,210	1,016,371	1,016,739	1,011,125	1,011,337	1,000,573	999,063	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,248,832	1,252,506	1,268,213	1,268,253	1,266,626	1,273,128	1,244,210	1,169,941	1,179,982	1,215,610	1,233,366	1,228,506	1,216,322	1,226,954	1,229,763	1,203,070	1,230,903	1,196,532	1,193,116	1,139,803	1,149,362	1,195,236	1,222,018	1,190,561	1,210,385	1,192,668	1,226,595	1,267,690	1,272,248	1,308,053	1,305,946	1,294,922	1,298,719	1,308,160	1,312,978	1,302,178	1,298,612	1,294,749	1,283,979	1,276,109	1,296,712	1,288,501	1,280,699	1,261,660	1,265,461	1,265,193	1,271,157	1,250,102	1,239,897	1,201,670	1,216,943	1,262,746	1,246,670	1,224,667	1,220,939	1,217,893	1,215,714	1,225,538	1,206,507	1,196,861	1,192,458	1,176,242	1,171,838	1,153,602	1,147,458	1,138,849	1,125,375	1,113,055	1,119,952	1,127,250	1,124,362	1,121,640	1,120,683	1,107,995	1,111,963	1,107,874	1,111,194	1,124,432	1,112,801	1,118,792	1,116,068	1,121,771	1,113,299	1,104,364	1,108,339	1,091,024	1,083,165	1,080,819	1,073,366	1,066,336	1,053,962	1,094,793	1,106,400	1,111,950	1,110,452	1,109,774	1,092,396	1,089,449	1,081,497	1,078,082	1,076,389	1,063,697	1,056,276	1,052,093	1,047,927	1,040,390	1,038,351	1,030,884	1,031,824	1,034,682	1,040,139	1,037,144	1,047,954	1,029,704	1,024,535	1,022,766	1,015,801	1,014,769	1,002,631	1,000,866	1,000,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value	$ 12,144	12,217	12,343	12,344	12,332	12,380	12,149	11,589	11,637	11,905	12,026	11,979	11,889	11,995	12,028	11,799	12,026	11,761	11,706	11,310	11,353	11,708	11,914	11,654	11,753	11,590	11,838	12,162	12,200	12,505	12,487	12,421	12,458	12,534	12,560	12,469	12,453	12,435	12,358	12,300	12,457	12,398	12,339	12,204	12,235	12,225	12,266	12,096	12,027	11,695	11,779	12,133	12,019	11,838	11,801	11,773	11,743	11,839	11,703	11,611	11,563	11,425	11,401	11,271	11,216	11,122	11,000	10,889	10,934	10,996	10,976	10,941	10,922	10,820	10,849	10,826	10,853	10,949	10,859	10,948	10,932	10,983	10,911	10,832	10,873	10,733	10,657	10,639	10,568	10,494	10,393	10,739	10,827	10,866	10,863	10,848	10,715	10,710	10,646	10,636	10,618	10,493	10,438	10,417	10,377	10,304	10,285	10,222	10,223	10,252	10,291	10,269	10,360	10,205	10,178	10,167	10,113	10,113	10,019	10,001	10,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value	$ 12,144	12,217	12,343	12,344	12,332	12,380	12,149	11,589	11,637	11,905	12,026	11,979	11,889	11,995	12,028	11,799	12,026	11,761	11,706	11,310	11,353	11,708	11,914	11,654	11,753	11,590	11,838	12,162	12,200	12,505	12,487	12,421	12,458	12,534	12,560	12,469	12,453	12,435	12,358	12,300	12,457	12,398	12,339	12,204	12,235	12,225	12,266	12,096	12,027	11,695	11,779	12,133	12,019	11,838	11,801	11,773	11,743	11,839	11,703	11,611	11,563	11,425	11,401	11,271	11,216	11,122	11,000	10,889	10,934	10,996	10,976	10,941	10,922	10,820	10,849	10,826	10,853	10,949	10,859	10,948	10,932	10,983	10,911	10,832	10,873	10,733	10,657	10,639	10,568	10,494	10,393	10,739	10,827	10,866	10,863	10,848	10,715	10,710	10,646	10,636	10,618	10,493	10,438	10,417	10,377	10,304	10,285	10,222	10,223	10,252	10,291	10,269	10,360	10,205	10,178	10,167	10,113	10,113	10,019	10,001	10,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value	$ 12,144	12,217	12,343	12,344	12,332	12,380	12,149	11,589	11,637	11,905	12,026	11,979	11,889	11,995	12,028	11,799	12,026	11,761	11,706	11,310	11,353	11,708	11,914	11,654	11,753	11,590	11,838	12,162	12,200	12,505	12,487	12,421	12,458	12,534	12,560	12,469	12,453	12,435	12,358	12,300	12,457	12,398	12,339	12,204	12,235	12,225	12,266	12,096	12,027	11,695	11,779	12,133	12,019	11,838	11,801	11,773	11,743	11,839	11,703	11,611	11,563	11,425	11,401	11,271	11,216	11,122	11,000	10,889	10,934	10,996	10,976	10,941	10,922	10,820	10,849	10,826	10,853	10,949	10,859	10,948	10,932	10,983	10,911	10,832	10,873	10,733	10,657	10,639	10,568	10,494	10,393	10,739	10,827	10,866	10,863	10,848	10,715	10,710	10,646	10,636	10,618	10,493	10,438	10,417	10,377	10,304	10,285	10,222	10,223	10,252	10,291	10,269	10,360	10,205	10,178	10,167	10,113	10,113	10,019	10,001	10,000
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value	$ 1,214,419	$ 1,221,674	$ 1,234,348	$ 1,234,399	$ 1,233,181	$ 1,237,960	$ 1,214,944	$ 1,158,946	$ 1,163,726	$ 1,190,471	$ 1,202,581	$ 1,197,879	$ 1,188,906	$ 1,199,498	$ 1,202,824	$ 1,179,919	$ 1,202,566	$ 1,176,124	$ 1,170,613	$ 1,131,014	$ 1,135,327	$ 1,170,848	$ 1,191,446	$ 1,165,428	$ 1,175,308	$ 1,158,983	$ 1,183,799	$ 1,216,178	$ 1,219,951	$ 1,250,506	$ 1,248,707	$ 1,242,114	$ 1,245,765	$ 1,253,434	$ 1,256,009	$ 1,246,878	$ 1,245,319	$ 1,243,517	$ 1,235,776	$ 1,229,978	$ 1,245,708	$ 1,239,804	$ 1,233,902	$ 1,220,400	$ 1,223,480	$ 1,222,469	$ 1,226,575	$ 1,209,623	$ 1,202,664	$ 1,169,485	$ 1,177,881	$ 1,213,289	$ 1,201,925	$ 1,183,779	$ 1,180,055	$ 1,177,318	$ 1,174,253	$ 1,183,864	$ 1,170,257	$ 1,161,109	$ 1,156,322	$ 1,142,459	$ 1,140,141	$ 1,127,056	$ 1,121,613	$ 1,112,175	$ 1,100,017	$ 1,088,935	$ 1,093,426	$ 1,099,554	$ 1,097,599	$ 1,094,100	$ 1,092,173	$ 1,082,033	$ 1,084,928	$ 1,082,553	$ 1,085,330	$ 1,094,874	$ 1,085,870	$ 1,094,766	$ 1,093,215	$ 1,098,322	$ 1,091,092	$ 1,083,156	$ 1,087,326	$ 1,073,262	$ 1,065,657	$ 1,063,863	$ 1,056,809	$ 1,049,423	$ 1,039,325	$ 1,073,932	$ 1,082,719	$ 1,086,649	$ 1,086,268	$ 1,084,803	$ 1,071,534	$ 1,071,047	$ 1,064,628	$ 1,063,636	$ 1,061,761	$ 1,049,308	$ 1,043,833	$ 1,041,673	$ 1,037,698	$ 1,030,379	$ 1,028,465	$ 1,022,226	$ 1,022,328	$ 1,025,244	$ 1,029,050	$ 1,026,900	$ 1,035,952	$ 1,020,467	$ 1,017,787	$ 1,016,658	$ 1,011,333	$ 1,011,320	$ 1,001,935	$ 1,000,056	$ 1,000,000